Annual Total Returns - Fidelity High Yield Factor ETF [BarChart] - 10.31 Fidelity High Yield Factor ETF PRO-06 - Fidelity High Yield Factor ETF	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Fidelity High Yield Factor ETF
Bar Chart Table:
Annual Return 2019	17.54%